The Company and basis of presentation (Tables)	9 Months Ended
Sep. 30, 2024
The Company and basis of presentation
Schedule of inputs for the calculation of (gains) losses on net monetary positions

Inputs for the calculation of (gains) losses on net monetary positions

	Lebanon	Turkiye
Date of IAS 29 initial application	December 31, 2020	June 30, 2022
Consumer price index	Central Administration of Statistics	Turkish Statistical Institute
Index at September 30, 2024	6,608.0	2,526.2
Calendar year increase	11%	36%
(Gain) loss on net monetary position in € THOUS	(63)	8,975

Schedule of key assumptions of value-in-use calculations upon goodwill impairment tests

Key assumptions

in %

	Care Delivery		Care Enablement
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in ten year projection period	high-single-digit	high-single-digit	low-double-digit	low-double-digit
Residual value growth	1.00	1.00	1.00	1.00
Pre-tax WACC	9.91	10.53	8.99	8.41
After-tax WACC	7.64	8.09	7.28	6.54

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount

Sensitivity analysis(1)

Change in percentage points

	Care Delivery		Care Enablement
	September 30,	December 31,	September 30,	December 31,
	2024	2023	2024	2023
Pre-tax WACC	2.36	2.10	2.74	2.27
After-tax WACC	1.77	1.60	2.03	1.66
Residual value growth	(7.72)	(7.26)	(6.95)	(5.57)
Operating income margin of each projection year	(2.43)	(2.35)	(3.61)	(3.02)

(1)	The sensitivity analysis is based upon the goodwill impairment tests performed as of September 30, 2024 and December 31, 2023.